Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Exchange-Traded Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jun. 23, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2020